Changes in Reserve of remeasurements (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Changes in Reserve of remeasurements [Abstract]
Beginning balance	₩ (43,513)	₩ (222,997)
Changes	(154,198)	239,636
Income tax effect	53,703	(80,645)	₩ 49,986
Transfer to reserve for business expansion	(75,373)	20,493
Ending balance	₩ (219,381)	₩ (43,513)	₩ (222,997)